Contract Assets – Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Contract assets [abstract]
Contract Assets	¥ 604	¥ 474	¥ 478